Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	30-Sep-22	30/360 Days	30	Collection Period Start	1-Sep-22
Distribution Date	17-Oct-22	Actual/360 Days	32	Collection Period End	30-Sep-22
				Prior Month Settlement Date	15-Sep-22
				Current Month Settlement Date	17-Oct-22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	336,919,189.96	315,152,698.63	0.231515
Yield Supplement Overcollaterization		43,835,194.41	6,218,915.61	5,669,295.37
Total Adjusted Pool Balance		1,361,260,676.66	330,700,274.35	309,483,403.26
Total Adjusted Securities		1,361,260,676.66	330,700,274.35	309,483,403.26	0.227351
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.99771%	50,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.55000%	470,000,000.00	163,439,597.69	142,222,726.60	0.302602
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	21,216,871.09	74,909.82	45.1422789	0.1593826
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	21,216,871.09	137,626.49

I. COLLECTIONS

Interest:
Interest Collections				920,221.77
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				920,221.77
Principal:
Principal Collections				21,556,036.06
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				21,556,036.06
Recoveries of Defaulted Receivables				60,299.63

Total Collections				22,536,557.46

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			37,723	330,700,274.35
Total Principal Payment				21,216,871.09

			36,153	309,483,403.26

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	22,536,557.46
Reserve Account Draw	0.00
Total Available for Distribution	22,536,557.46
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	280,765.99
Servicing Fee Paid	280,765.99
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	74,909.82
Class A-3 Notes Monthly Interest Paid	74,909.82
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		137,626.49
Total Note Monthly Interest Paid		137,626.49
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		22,118,164.98
4. Total Monthly Principal Paid on the Notes		21,216,871.09
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		21,216,871.09
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		901,293.89
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		901,293.89

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.21%
Weighted Average Remaining Maturity		27.13

	Amount	Number
Principal on Defaulted Receivables	210,455.27	13
Principal Recoveries of Defaulted Receivables	60,299.63

Monthly Net Losses	150,155.64
Pool Balance at Beginning of Collection Period	336,919,189.96
Net Loss Ratio for Third Preceding Collection Period	-0.17%
Net Loss Ratio for Second Preceding Collection Period	-0.01%
Net Loss Ratio for Preceding Collection Period	0.18%
Net Loss Ratio for Current Collection Period	0.53%
Four-Month Average Net Loss Ratio	0.13%
Cumulative Net Losses for all Periods	2,209,447.14

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,468,728.00	130	0.47%
61-90 Days Delinquent	333,614.93	30	0.11%
91-120 Days Delinquent	95,578.91	9	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,897,921.84	169	0.60%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.10%	0.07%
Delinquency Ratio for Second Preceding Collection Period	0.14%	0.10%
Delinquency Ratio for Preceding Collection Period	0.17%	0.12%
Delinquency Ratio for Current Collection Period	0.14%	0.11%
Four-Month Average Delinquency Ratio	0.14%	0.10%
60 Day Delinquent Receivables	449,869.68
Delinquency Percentage	0.14%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	693,104.92
Number of Extensions	56

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO